FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2006

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis                   New York, New York        May 12, 2006
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   58
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Form 13F Information Table Value Total:   $ 370,318  (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                 March 31, 2006


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ALTRIA GROUP INC                 COM             02209S103     28,657      404,421  SH        Sole                 404,421
AMGEN INC                        COM             031162100      5,367       73,775  SH        Sole                  73,775
ANADARKO PETE CORP               COM             032511107     76,120      753,591  SH        Sole                 753,591
ASSOCIATED BANC CORP             COM             045487105        965       28,408  SH        Sole                  28,408
BIOGEN IDEC INC                  COM             09062X103      8,937      189,740  SH        Sole                 189,740
BROOKLYN FEDERAL BANCORP INC     COM             114039100        207       17,104  SH        Sole                  17,104
CABG MED INC                     COM             124676107        542      401,805  SH        Sole                 401,805
CAP ROCK ENERGY CORP             COM             13910R102      1,112       52,100  SH        Sole                  52,100
CARDINAL HEALTH INC              COM             14149Y108      1,118       15,000  SH        Sole                  15,000
CELESTICA INC                    SUB VTG SHS     15101Q108        543       47,423  SH        Sole                  47,423
CF INDS HLDGS INC                COM             125269100      7,092      417,400  SH        Sole                 417,400
CHARTER FINL CORP WEST PT GA     COM             16122M100     18,224      478,822  SH        Sole                 478,822
CIENA CORP                       COM             171779101        967      185,615  SH        Sole                 185,615
COLONIAL BANKSHARES INC          COM             195572102      2,561      202,126  SH        Sole                 202,126
CONEXANT SYSTEMS INC             COM             207142100      1,304      377,829  SH        Sole                 377,829
DEUTSCHE TELEKOM AG              SPONSORED ADR   251566105      1,479       87,912  SH        Sole                  87,912
ERIE INDTY CO                    CL A            29530P102     31,492      598,255  SH        Sole                 598,255
EXPEDIA INC DEL                  COM             30212P105        766       37,788  SH        Sole                  37,788
FAIR ISAAC CORP                  COM             303250104      1,511       38,131  SH        Sole                  38,131
FIFTH THIRD BANCORP              COM             316773100      1,726       43,852  SH        Sole                  43,852
FIRST BANCTRUST CORP             COM             31868F102        474       39,753  SH        Sole                  39,753
FIRST CMNTY CORP S C             COM             319835104        476       26,340  SH        Sole                  26,340
FIRST CTZNS BANCSHARES INC N     CL A            31946M103      1,240        6,423  SH        Sole                   6,423
FIRST FED BANKSHARES INC DEL     COM             32020V100        479       21,193  SH        Sole                  21,193
FIRST FED NORTHN MICH BANCOR     COM             32021X105      1,139      119,920  SH        Sole                 119,920
FRANKLIN CR MGMT CORP            COM NEW         353487200      1,763      209,809  SH        Sole                 209,809
FREESCALE SEMICONDUCTOR INC      COM CL A        35687M107     13,760      494,775  SH        Sole                 494,775
GENERAL ELECTRIC CO              COM             369604103      3,427       98,520  SH        Sole                  98,520
GOLD KIST INC                    COM             380614107     11,225      888,074  SH        Sole                 888,074
HERITAGE FINL GROUP              COM             42725U109      5,228      426,405  SH        Sole                 426,405
IAC INTERACTIVECORP              COM NEW         44919P300      1,114       37,788  SH        Sole                  37,788
INGERSOLL-RAND COMPANY LTD       CL A            G4776G101      1,881       45,000  SH        Sole                  45,000
IPSCO INC                        COM             462622101      9,368       90,000  SH        Sole                  90,000




JDS UNIPHASE CORP                COM             46612J101        196       47,000  SH        Sole                  47,000
JOY GLOBAL INC                   COM             481165108      3,131       52,377  SH        Sole                  52,377
K FED BANCORP                    COM             48246S101        225       18,002  SH        Sole                  18,002
KEARNY FINL CORP                 COM             487169104     20,532    1,495,401  SH        Sole               1,495,401
MCDERMOTT INTL INC               COM             580037109     21,279      390,800  SH        Sole                 390,800
NEW YORK CMNTY BANCORP INC       COM             649445103      1,293       73,825  SH        Sole                  73,825
NORTHEAST UTILS                  COM             664397106     21,990    1,125,983  SH        Sole               1,125,983
NORTHWEST BANCORP INC PA         COM             667328108     13,574      548,209  SH        Sole                 548,209
NOVELIS INC                      COM             67000X106      6,457      313,900  SH        Sole                 313,900
PATHFINDER BANCORP INC           COM             70320A103        401       32,200  SH        Sole                  32,200
PG&E CORP                        COM             69331C108      8,903      228,866  SH        Sole                 228,866
PSB HLDGS INC                    COM             69360W108      2,469      224,437  SH        Sole                 224,437
RIVER VY BANCORP                 COM             768475105        840       44,732  SH        Sole                  44,732
SANMINA SCI CORP                 COM             800907107      1,373      334,783  SH        Sole                 334,783
SIERRA PAC RES NEW               COM             826428104      3,462      250,700  SH        Sole                 250,700
SOLECTRON  CORP                  COM             834182107        209       52,299  SH        Sole                  52,299
SYCAMORE NETWORKS INC            COM             871206108      3,659      778,435  SH        Sole                 778,435
SYMANTEC CORP                    COM             871503108        321       19,065  SH        Sole                  19,065
TAL INTL GROUP INC               COM             874083108      5,933      246,100  SH        Sole                 246,100
TAYLOR CAP GROUP INC             COM             876851106      1,176       30,000  SH        Sole                  30,000
TEXAS INSTRS INC                 COM             882508104        612       18,850  SH        Sole                  18,850
UNITED FINANCIAL BANCORP INC     COM             91030R103      1,358      112,900  SH        Sole                 112,900
WAYNE SVGS BANCSHARES INC NE     COM             94624Q101      2,369      154,720  SH        Sole                 154,720
WILLOW GROVE BANCORP INC NEW     COM             97111W101        990       55,906  SH        Sole                  55,906
YAHOO INC                        COM             984332106      5,302      164,362  SH        Sole                 164,362